Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

25 Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to DiDi Global Inc.	(9,728,459)	(10,514,498)	(49,343,664)
Accretion of convertible redeemable non‑controlling interests to redemption value	—	(165,047)	(687,617)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares	—	(872)	—
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(9,728,459)	(10,680,417)	(50,031,281)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	100,684,581	106,694,420	657,996,437
Net loss per share attributable to ordinary shareholders
— Basic	(96.62)	(100.10)	(76.04)
— Diluted	(96.62)	(100.10)	(76.04)
*	Vested restricted shares and RSUs and vested shares options with minimal exercise price are considered outstanding in the computation of basic loss per share.

For the years ended December 31, 2019, 2020 and 2021, the Company had ordinary equivalent shares, including preferred shares, share options, restricted shares and RSUs granted. As the Group incurred loss for the years ended December 31, 2019, 2020 and 2021, these ordinary equivalent shares were antidilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of preferred shares using the if converted method excluded from the calculation of diluted loss per share of the Company were 927,108,381, 933,318,197 and 467,932,258 for the years ended December 31, 2019, 2020 and 2021, respectively. The weighted average numbers of share options, restricted shares and RSUs granted using the treasury stock method excluded from the calculation of diluted loss per share of the Company were 22,825,892, 34,318,101and 68,967,807 for the years ended December 31, 2019, 2020 and 2021, respectively.